FAIR VALUE MEASUREMENT - Narrative (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Dec. 21, 2022	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENT
Fair value gain (loss) of the financial assets included in earnings			$ 0	$ 1,316	$ 0
Fair value of Group's equity securities			3,326	8,411
Convertible Note
FAIR VALUE MEASUREMENT
Debt instrument amount derecognized	$ 11,316
Level 1 | Equity securities
FAIR VALUE MEASUREMENT
Fair value gain (loss) of the financial assets included in earnings		$ 1,158	1,085
Fair value of Group's equity securities		$ 2,168	$ 3,326	$ 8,411